Other Balance Sheet Details - Accrued expenses and other current liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Other Balance Sheet Details
Clinical and preclinical	$ 871	$ 327
Compensation and benefits	605	336
Financing Costs	655
Contract manufacturing	754	141
Legal	243	158
Audit and tax related	376	176
Other	183	23
Deferred rent, current portion	7
Total	$ 3,694	$ 1,161